THE NOTTINGHAM INVESTMENT TRUST II
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802-0069
252-972-9922

July 26, 2011

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
The Nottingham Investment Trust II (“Trust”) (File No. 33-37458 and 811-06199) on behalf of The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund, each a series of the Trust

Ladies and Gentlemen:

On behalf of The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund, and pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T.  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information dated July 15, 2011; the final form of which was filed with the Securities and Exchange Commission on July 19, 2011 and is incorporated by reference into this filing.

If you have any questions or comments, please contact the undersigned at (252) 972-9922, extension 249. Thank you for your consideration.

Sincerely,
The Nottingham Investment Trust II

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer

cc:           John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite 119
Leawood, Kansas 66224

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase